Description of the business and Group composition	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Description of the business and Group composition
2	Description of the business and Group composition

Natuzzi S.p.A. (“Natuzzi”, the “Company” or the “Parent”) is domiciled in Italy. The Company’s registered office is at via Iazzitello 47, 70029 Santeramo in Colle (Bari). These consolidated financial statements include the accounts of Natuzzi S.p.A and of its subsidiaries (together with the Company, the “Group”). The Group’s primary activity is the design, manufacture and marketing of contemporary and traditional leather and fabric upholstered furniture (see note 6 on operating segment).

The financial statements utilized for the consolidation are the financial statements of each Group company as at December 31, 2018, 2017 and January 1, 2017. The 2018 and 2017 financial statements have been adopted by the respective Boards of Directors of the relevant companies. The financial statements of subsidiaries are adjusted, where necessary, to conform to Natuzzi’s accounting principles and policies (see note 4), which are consistent with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS (see note 3(a)).

The consolidated financial statements of the Group as at December 31, 2018 and 2017 and the related opening consolidated financial statements as at January 1, 2017 (date of transition to IFRS) have been approved by the Company’s Board of Directors (the Board) on April 10, 2019 and authorised on April 29, 2019.

The subsidiaries included in the consolidation as at December 31, 2018, 2017 and January 1, 2017, together with the related percentages of ownership and other information, are as follows:

Name	Percentage of 31/12/2018	Percentage of 31/12/2017	Percentage of 01/01/2017	Share/quota capital		Ownership registered office	Activity

Italsofa Nordeste S/A	100.00	100.00	100.00	BRL	157,654,283	Salvador de Bahia, Brazil	(1)
Natuzzi (China) Ltd	100.00	100.00	100.00	CNY	106,414,300	Shanghai, China	(1)
Italsofa Romania S.r.l.	100.00	100.00	100.00	RON	109,271,750	Baia Mare, Romania	(1)
Natco S.p.A.	99.99	99.99	99.99	EUR	4,420,000	Santeramo in Colle, Italy	(2)
I.M.P.E. S.p.A.	100.00	100.00	100.00	EUR	1,000,000	Bari, Italy	(3)
Nacon S.p.A.	100.00	100.00	100.00	EUR	2,800,000	Santeramo in Colle, Italy	(4)
Lagene S.r.l.	100.00	100.00	100.00	EUR	10,000	Santeramo in Colle, Italy	(4)
Natuzzi Americas Inc.	100.00	100.00	100.00	USD	89	High Point, N. Carolina, USA	(4)
Natuzzi Iberica S.A.	100.00	100.00	100.00	EUR	386,255	Madrid, Spain	(4)
Natuzzi Switzerland AG	100.00	100.00	100.00	CHF	2,000,000	Dietikon, Switzerland	(4)
Natuzzi Benelux S.A.	—	100.00	100.00	EUR	312,000	Herentals, Belgium	(4)
Natuzzi Germany Gmbh	100.00	100.00	100.00	EUR	25,000	Köln, Germany	(4)
Natuzzi Japan KK	100.00	100.00	100.00	JPY	28,000,000	Tokyo, Japan	(4)
Natuzzi Services Limited	100.00	100.00	100.00	GBP	25,349,353	London, UK	(4)
Natuzzi Trading (Shanghai) Co., Ltd	—	100.00	100.00	CNY	13,891,783	Shanghai, China	(4)
Natuzzi Russia OOO	100.00	100.00	100.00	RUB	109,138	Moscow, Russia	(4)
Natuzzi India Furniture PVT Ltd	100.00	100.00	100.00	INR	16,200,000	New Delhi, India	(4)
Natuzzi Florida LLC	51.00	51.00	51.00	USD	4,155,186	High Point, N. Carolina, USA	(4)
Natmex S.DE.R.L.DE.C.V	99.00	99.00	—	MXN	69,195,993	Mexico City, Mexico	(4)
Natuzzi France S.a.s.	100.00	100.00	100.00	EUR	200,100	Paris, France	(4)
Softaly (Furniture) Shanghai Co. Ltd	96.50	96.50	96.50	CNY	100,000	Shanghai, China	(4)
Natuzzi Netherlands Holding	100.00	100.00	100.00	EUR	34,605,000	Amsterdam, Holland	(5)
New Comfort S.r.l.	100.00	100.00	100.00	EUR	20,000	Santeramo in Colle, Italy	(6)
Italsofa Shanghai Ltd	96.50	96.50	96.50	CNY	124,154,580	Shanghai, China	(6)
Natuzzi Trade Service S.r.l.	100.00	100.00	100.00	EUR	14,000,000	Santeramo in Colle, Italy	(6)
Natuzzi Oceania PTI Ltd	100.00	100.00	100.00	AUD	320,002	Sydney, Australia	(6)

(1)	Manufacture and distribution
(2)	Intragroup leather dyeing and finishing
(3)	Production and distribution of polyurethane foam
(4)	Services and distribution
(5)	Investment holding
(6)	Dormant

As at December 31, 2018 the consolidation area changed due to: (a) the deconsolidation of Natuzzi Trading (Shanghai) Co., Ltd occurred on July 27, 2018 as a consequence of the loss of control (see note 10); (b) the sale of Natuzzi Benelux.